S000068729 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Aware 30/70 Conservative Allocation ETF | iShares ESG Aware 30/70 Conservative Allocation ETF
Prospectus [Line Items]
Annual Return [Percent]	5.81%	10.22%	(15.29%)	4.76%